Notes Payable (Details) - Schedule of notes payables - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes Payable (Details) - Schedule of notes payables [Line Items]
Related party notes payable, Beginning Balance	$ 1,000,000	$ 1,000,000	$ 500,000
Related party notes payable, Notes issued	100,000		500,000
Related party notes payable, Ending Balance	1,000,000	1,000,000	1,000,000
Notes payable, Beginning Balance	1,565,580	1,264,520	500,000
Notes payable, Notes issued	100,000	301,060	764,520
Notes payable, Ending Balance	1,072,100	1,565,580	1,264,520
Less: Current portion of, Beginning Balance	543,990	1,264,520	500,000
Less: Current portion of Notes issued	100,000	279,470	764,520
Less: Current portion of, Ending Balance		543,990	1,264,520
Total non-current portion of notes payable, Beginning Balance	1,021,590
Total non-current portion of notes payable, Notes issued		21,590
Total non-current portion of notes payable, Ending Balance	1,021,590	1,021,590
Anthony Mack 2018 Promissory Note [Member]
Notes Payable (Details) - Schedule of notes payables [Line Items]
Related party notes payable, Beginning Balance	500,000	500,000	500,000
Related party notes payable, Notes issued
Related party notes payable, Ending Balance	500,000	500,000	500,000
Anthony Mack 2019 Promissory Note [Member]
Notes Payable (Details) - Schedule of notes payables [Line Items]
Related party notes payable, Beginning Balance	500,000	500,000
Related party notes payable, Notes issued			500,000
Related party notes payable, Ending Balance	500,000	500,000	500,000
RRD Note [Member]
Notes Payable (Details) - Schedule of notes payables [Line Items]
Notes payable, Beginning Balance	493,480	264,520
Notes payable, Notes issued		228,960	264,520
Notes payable, Ending Balance		493,480	264,520
SBA PPP Loan [Member]
Notes Payable (Details) - Schedule of notes payables [Line Items]
Notes payable, Beginning Balance	72,100
Notes payable, Notes issued		72,100
Notes payable, Ending Balance	$ 72,100	$ 72,100